Nationwide Life Insurance Company of America
o Nationwide Provident VLI Separate Account 1

Nationwide Life and Annuity Company of America
o Nationwide Provident VLI Separate Account A

                 Prospectus supplement dated February 3, 2006 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   Effective February 20, 2006, the "Risk of Lapse" section under the "Policy
     Risks" provision of your prospectus is amended as follows:

RISK OF LAPSE

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period. Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero. Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

2. Effective February 20, 2006, the second paragraph under the "Lapse" section under the "Policy Lapse and Reinstatement" provision of your prospectus is amended as follows:

Your Policy will NOT Lapse:

     1. During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

     2. If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

     3. If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

3. Effective February 20, 2006, the definition of Minimum Guarantee Premium in the Glossary of your prospectus is amended as follows:

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005). It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the Policy Date (including the current month) DIVIDED by 12.